SCHEDULE OF FAIR VALUE OF PLAN ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Severance Payment Net
Balance at beginning of year	$ (374)	$ (376)
Expected return	24	28
Net actuarial loss (gain)
Contributions by employer	(11)	(26)
Balance at end of year	$ (361)	$ (374)